FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-6707


                    Narragansett Insured Tax-Free Income Fund
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)


		Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

	Registrant's Telephone Number, including Area Code: (212) 697-6666

                   Date of fiscal year end: June 30, 2006

                  Date of reporting period: September 30, 2006





Item 1. Schedule of Investments.



                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                             SCHEDULE OF INVESTMENTS
                               September 30, 2006
                                   (unaudited)




    Principal Amount    General Obligation Bonds (43.5%)                               Ratings Moody's, S&P            Value (a)
                                                                                             or Fitch
------------------------------------------------------------------------------------------------------------------------------

                       Coventry, Rhode Island
 $             550,000      5.000%, 11/01/16 AMBAC Insured                                  Aaa+/AAA+++      $       585,519
               550,000      5.000%, 11/01/17 AMBAC Insured                                  Aaa+/AAA+++               581,856

                        Cranston, Rhode Island
                500,000      5.450%, 11/15/11 FGIC Insured                                  Aaa+/AAA++                532,690
              1,000,000      4.250%, 04/01/18 MBIA Insured                                  Aaa+/AAA++              1,018,790
              1,000,000      4.250%, 04/01/19 MBIA Insured                                  Aaa+/AAA++              1,015,630
              1,000,000      4.300%, 04/01/20 MBIA Insured                                  Aaa+/AAA++              1,016,380

                        Cumberland, Rhode Island
                250,000      4.000%, 02/01/14 FGIC Insured                                  Aaa+/AAA++                254,042
                250,000      4.000%, 02/01/15 FGIC Insured                                  Aaa+/AAA++                253,480
                500,000      5.000%, 08/01/15 MBIA Insured                                  Aaa+/AAA++                524,425
                250,000      4.000%, 02/01/16 FGIC Insured                                  Aaa+/AAA++                252,638
                250,000      4.100%, 02/01/17 FGIC Insured                                  Aaa+/AAA++                253,327
                250,000      4.150%, 02/01/18 FGIC Insured                                  Aaa+/AAA++                253,183
              1,255,000      5.000%, 10/01/18 MBIA Insured                                  Aaa+/AAA++              1,320,549
              1,040,000      5.200%, 10/01/21 MBIA Insured                                  Aaa+/AAA++              1,116,388

                       New Shoreham, Rhode Island
                245,000     4.000%, 11/15/15 AMBAC Insured                                  Aaa+/AAA++                248,178
                255,000     4.250%, 11/15/16 AMBAC Insured                                  Aaa+/AAA++                261,059
                270,000     4.250%, 11/15/17 AMBAC Insured                                  Aaa+/AAA++                275,675
                910,000     4.800%, 04/15/18 AMBAC Insured                                  Aaa+/AAA++                949,458
                285,000     4.500%, 11/15/18 AMBAC Insured                                  Aaa+/AAA++                293,898
              1,105,000     5.000%, 04/15/22 AMBAC Insured                                  Aaa+/AAA++              1,168,869

                        Newport, Rhode Island
              1,000,000      4.500%, 11/01/15 AMBAC Insured                                 Aaa+/AAA+++             1,042,150
              1,000,000      4.750%, 11/01/18 AMBAC Insured                                 Aaa+/AAA+++             1,045,100
                800,000      5.000%, 11/01/20 AMBAC Insured                                 Aaa+/AAA+++               845,200

                        North Kingstown, Rhode Island
                500,000     3.750%, 10/01/12 FGIC Insured                                   Aaa+/AAA++                503,740

                        North Providence, Rhode Island
                400,000      5.700%, 07/01/08 MBIA Insured                                  Aaa+/AAA++                414,248
                500,000      3.500%, 10/15/13 FSA Insured                                   Aaa+/AAA++                495,075
                500,000      4.700%, 09/15/14 FSA Insured                                   Aaa+/AAA++                522,175
                500,000      3.650%, 10/15/14 FSA Insured                                   Aaa+/AAA++                497,930
                500,000      3.750%, 10/15/15 FSA Insured                                   Aaa+/AAA++                498,475

                        Pawtucket, Rhode Island
                600,000      4.300%, 09/15/09 AMBAC Insured                                 Aaa+/AAA+++               613,152
                250,000      4.400%, 09/15/10 AMBAC Insured                                 Aaa+/AAA+++               258,038
                910,000      4.000%, 04/15/14 AMBAC Insured                                 Aaa+/AAA+++               923,077

                        Providence, Rhode Island
                700,000      5.500%, 01/15/11 FSA Insured                                   Aaa+/AAA++                710,598
              1,000,000      3.600%, 07/15/13 Series A FSA Insured                          Aaa+/AAA++                996,980
              1,000,000      5.000%, 01/15/16 FGIC Insured                                  Aaa+/AAA++              1,065,250
              1,000,000      5.000%, 01/15/17 FGIC Insured                                  Aaa+/AAA++              1,065,250
              1,000,000      5.000%, 01/15/18 FGIC Insured                                  Aaa+/AAA++              1,065,250

                        Rhode Island Consolidated Capital Development Loan
              1,000,000      5.125%, 07/15/11 FGIC Insured                                  Aaa+/AAA++              1,036,630
              1,135,000      5.000%, 08/01/11 MBIA Insured                                  Aaa+/AAA++              1,159,981
              1,000,000      5.000%, 09/01/14 Series A FGIC Insured                         Aaa+/AAA++              1,036,970
              1,500,000      5.000%, 09/01/15 FGIC Insured                                  Aaa+/AAA++              1,555,455
              1,500,000      4.750%, 09/01/17 Series A FGIC Insured                         Aaa+/AAA++              1,548,600

                        South Kingstown, Rhode Island
                500,000      5.500%, 06/15/12 FGIC Insured                                  Aaa+/AAA+++               538,045
                500,000      3.400%, 06/15/12 AMBAC Insured                                   Aaa+/NR                 494,870

                        State of Rhode Island
              1,000,000      5.250%, 11/01/11 Series C MBIA Insured                         Aaa+/AAA++              1,076,360
              2,000,000     5.000%, 08/01/12 Series B MBIA Insured                          Aaa+/AAA++              2,144,760
              1,000,000      5.000%, 06/01/14 Series B FGIC Insured                         Aaa+/AAA++              1,055,990
              4,000,000      5.000%, 08/01/14 FGIC Insured                                  Aaa+/AAA++              4,231,280
              2,000,000      5.000%, 08/01/15 Series B FGIC Insured                         Aaa+/AAA++              2,108,400
              2,000,000      4.500%, 02/01/17 MBIA Insured                                  Aaa+/AAA++              2,075,720
              2,000,000      5.250%, 11/01/17 FGIC Insured                                  Aaa+/AAA++              2,179,720
              2,500,000      5.000%, 09/01/18 MBIA Insured                                  Aaa+/AAA++              2,655,025
              2,000,000      5.000%, 09/01/19 MBIA Insured                                  Aaa+/AAA++              2,122,820
              1,500,000      5.000%, 09/01/20 MBIA Insured                                  Aaa+/AAA++              1,588,665

                         Warwick, Rhode Island
                665,000      4.250%, 07/15/14 AMBAC Insured                                 Aaa+/AAA++                683,500
                195,000      5.600%, 08/01/14 FSA Insured                                   Aaa+/AAA++                199,136
                700,000      4.375%, 07/15/15 AMBAC Insured                                 Aaa+/AAA++                722,148
                770,000      4.600%, 07/15/17 AMBAC Insured                                 Aaa+/AAA++                799,229
              1,000,000      5.000%, 03/01/18 FGIC Insured                                  Aaa+/AAA++              1,037,200
                905,000      4.250%, 01/15/18 XLCA Insured                                  Aaa+/AAA++                925,172
                810,000      4.700%, 07/15/18 AMBAC Insured                                 Aaa+/AAA++                841,501
              1,000,000      5.000%, 01/15/19 FGIC Insured                                  Aaa+/AAA++              1,059,110
                855,000      4.750%, 07/15/19 AMBAC Insured                                 Aaa+/AAA++                886,413
                500,000      5.000%, 01/15/20 FGIC Insured                                  Aaa+/AAA++                528,740

                        West Warwick, Rhode Island
                500,000      4.875%, 03/01/16 AMBAC Insured                                 Aaa+/AAA+++               525,790
                670,000      5.000%, 03/01/17 AMBAC Insured                                 Aaa+/AAA+++               710,294
                700,000      5.050%, 03/01/18 AMBAC Insured                                 Aaa+/AAA+++               745,206
                735,000      5.100%, 03/01/19 AMBAC Insured                                 Aaa+/AAA+++               782,768

                       Westerly, Rhode Island
                900,000      4.000%, 07/01/17 MBIA Insured                                  Aaa+/AAA++                914,499
                900,000      4.000%, 07/01/18 MBIA Insured                                  Aaa+/AAA++                910,107

                       Woonsocket, Rhode Island
                655,000      4.450%, 12/15/12 FGIC Insured                                  Aaa+/AAA+++               674,676
                685,000      4.550%, 12/15/13 FGIC Insured                                  Aaa+/AAA+++               707,948

                                                                                                            ------------------
                           Total General Obligation Bonds                                                          67,000,450
                                                                                                            ------------------

                        Revenue Bonds (55.7%)
                       -----------------------------------------------------------------

                        Development Revenue Bonds (9.8%)
                       -----------------------------------------------------------------

                        Providence Rhode Island Redevelopment Agency
                        Revenue Refunding Public Safety Building Project
              1,925,000      5.200%, 04/01/11 AMBAC Insured (pre-refunded)                  Aaa+/AAA+++             2,039,595

                       Rhode Island Convention Center Authority Revenue Refunding
                925,000      5.000%, 05/15/10 Series 1993 B MBIA Insured                    Aaa+/AAA++                971,361

                        Rhode Island Public Building Authority State Public Projects
              1,000,000      5.250%, 02/01/09 Series 1998 A AMBAC Insured                   Aaa+/AAA++              1,032,230

                       Rhode Island State Economic Development Corp.,
                         Airport Revenue
              1,000,000      5.000%, 07/01/18 Series B FSA Insured                          Aaa+/AAA++              1,030,890

                       Rhode Island State Economic Development Corp. Airport
                             Revenue Refunding
              1,670,000      5.000%, 07/01/13  Series C MBIA Insured                        Aaa+/AAA++              1,793,246

                       Rhode Island State Economic Development Corp., Motor Fuel
                             Tax Revenue (Rhode Island Department
                       of Transportation)
              2,000,000     3.875%, 06/15/14 Series A AMBAC Insured                         Aaa+/AAA++              2,019,320
              1,000,000     4.000%, 06/15/15 Series A AMBAC Insured                         Aaa+/AAA++              1,014,050
              1,000,000     4.000%, 06/15/18 Series 2006A AMBAC Insured                     Aaa+/AAA++              1,003,150

                        Rhode Island State Economic Development Corp. (Rhode
                            Island Airport Corp. Intermodal Facility
                            Project)
              1,000,000      4.250%, 07/01/17 CIFG Insured                                  Aaa+/AAA++              1,019,140

                        Rhode Island State Economic Development Corp.,
                        University of Rhode Island
                750,000      4.800%, 11/01/11 Series 1999 FSA Insured                         Aaa+/NR                 780,007
                750,000      4.900%, 11/01/12 Series 1999 FSA Insured                         Aaa+/NR                 782,393
                750,000      4.900%, 11/01/13 Series 1999 FSA Insured                         Aaa+/NR                 783,060
                750,000      5.000%, 11/01/14 Series 1999 FSA Insured                         Aaa+/NR                 787,905

                                                                                                            ------------------
                        Total Development Revenue Bonds                                                            15,056,347
                                                                                                            ------------------

                        Higher Education Revenue Bonds (30.3%)
                       -----------------------------------------------------------------

                        Providence, Rhode Island Public Building Authority,
                             School Projects
                500,000      5.500%, 12/15/14 Series 1996 B MBIA Insured                    Aaa+/AAA++                511,790
                500,000      5.500%, 12/15/15 Series 1996 B MBIA Insured                    Aaa+/AAA++                511,790
              1,000,000      5.250%, 12/15/14 Series 1998 FSA Insured                       Aaa+/AAA++              1,053,210
                500,000      5.000%, 12/15/09 Series 1999 A AMBAC Insured                   Aaa+/AAA++                522,320
              1,395,000      4.000%, 12/15/12  Series 2003 A MBIA Insured                   Aaa+/AAA++              1,424,909
              1,450,000      4.000%, 12/15/13  Series 2003 A MBIA Insured                   Aaa+/AAA++              1,475,448
              1,505,000      4.000%, 12/15/14  Series 2003 A MBIA Insured                   Aaa+/AAA++              1,528,899
              1,570,000      4.000%, 12/15/15  Series 2003 A MBIA Insured                   Aaa+/AAA++              1,590,583
              1,630,000      4.000%, 12/15/16  Series 2003 A MBIA Insured                   Aaa+/AAA++              1,645,974

                        Providence, Rhode Island Public Building School & Public
                             Facilities Project
              1,500,000      5.250%, 12/15/17 AMBAC Insured                                 Aaa+/AAA++              1,597,980
              1,000,000      5.250%, 12/15/19 AMBAC Insured                                 Aaa+/AAA++              1,065,320

                        Rhode Island Health & Education Building Corp., Brown
                             University
              2,000,000      5.250%, 09/01/17 Series 1993 MBIA Insured                     AAA++/AAA+++             2,141,620
              1,000,000      5.000%, 09/01/23 Series 1993 MBIA Insured                      Aaa+/AAA++              1,020,240

                        Rhode Island Health & Education Building Corp., Bryant
                            College

              1,000,000      5.125%, 06/01/19 AMBAC Insured                                 Aaa+/AAA++              1,063,180
                230,000      5.000%, 12/01/21 AMBAC Insured                                 Aaa+/AAA++                241,817

                        Rhode Island Health & Education Building Corp., Higher
                             Educational Facilities
              1,010,000      3.625%, 09/15/14 Series 2003 B MBIA Insured                    Aaa+/AAA++                997,274
              1,050,000      4.000%, 09/15/15 Series 2003 B MBIA Insured                    Aaa+/AAA++              1,058,862
              1,040,000      4.000%, 09/15/16 Series 2003 B MBIA Insured                    Aaa+/AAA++              1,045,002
                600,000      3.625%, 09/15/14 Series 2003 C MBIA Insured                    Aaa+/AAA++                592,440
                500,000      4.000%, 09/15/15 Series 2003 C MBIA Insured                    Aaa+/AAA++                504,220
                500,000      4.000%, 09/15/16 Series 2003 C MBIA Insured                    Aaa+/AAA++                502,405

                        Rhode Island Health & Education Building Corp.,
                             Johnson & Wales University
                465,000      5.500%, 04/01/15 Series 1999 A MBIA Insured                    Aaa+/AAA++                524,074
                900,000      5.500%, 04/01/16 Series 1999 A MBIA Insured                    Aaa+/AAA++              1,020,960
                785,000      5.500%, 04/01/17 Series 1999 A MBIA Insured                    Aaa+/AAA++                895,928
              1,360,000      4.000%, 04/01/12 Series 2003 XLCA Insured                      Aaa+/AAA++              1,383,487
              3,210,000      4.000%, 04/01/13 Series 2003 XLCA Insured                      Aaa+/AAA++              3,266,977
              2,000,000      4.000%, 04/01/14 Series 2003 XLCA Insured                      Aaa+/AAA++              2,027,420

                         Rhode Island Health & Education Building Corp.,
                            Rhode Island School of Design
                505,000     4.700%, 06/01/18 Series 2001 MBIA Insured                       Aaa+/AAA++                527,260
                280,000     4.750%, 06/01/19 Series 2001 MBIA Insured                       Aaa+/AAA++                292,488

                        Rhode Island Health & Education Building Corp., Roger
                             Williams University
              1,000,000      5.500%, 11/15/11 Series 1996 S AMBAC Insured                    NR/AAA++               1,022,060
                500,000      5.125%, 11/15/11 AMBAC Insured                                 Aaa+/AAA++                525,270
              1,000,000      5.125%, 11/15/14 Series 1996 S AMBAC Insured                   Aaa+/AAA++              1,049,490
              1,000,000      5.000%, 11/15/18 Series 1996 S AMBAC Insured                   Aaa+/AAA++              1,044,880

                        Rhode Island Health & Educational Building Corp.,
                             University of Rhode Island
              1,200,000      4.000%, 09/15/11 Series 2005 G AMBAC Insured                   Aaa+/AAA++              1,222,644
              1,200,000      4.125%, 09/15/12 Series 2005 G AMBAC Insured                   Aaa+/AAA++              1,232,796
              1,200,000      4.125%, 09/15/13 Series 2005 G AMBAC Insured                   Aaa+/AAA++              1,233,936

                        Rhode Island Health & Education Facilities Authority
                             Providence College
              1,000,000      4.250%, 11/01/14 XLCA Insured                                  Aaa+/AAA++              1,030,170
              2,500,000      4.375%, 11/01/15 XLCA Insured                                  Aaa+/AAA++              2,571,175
              2,500,000      4.500%, 11/01/16 XLCA Insured                                  Aaa+/AAA++              2,596,600
              1,000,000      4.500%, 11/01/17 XLCA Insured                                  Aaa+/AAA++              1,033,010

                                                                                                            ------------------
                        Total Higher Education Revenue Bonds                                                       46,595,908
                                                                                                            ------------------

                        Housing Revenue Bonds (0.6%)
                       -----------------------------------------------------------------

                        Rhode Island Housing & Meeting Finance Corp. Homeowner
                             Opportunity
              1,000,000      3.750%, 10/01/13  Series 50-A MBIA Insured                     Aaa+/AAA+++             1,003,050
                                                                                                            ------------------

                        Pollution Control Revenue Bonds (4.4%)
                       -----------------------------------------------------------------

                        Rhode Island Clean Water Finance Agency, Water Pollution
                        Control Bonds
              1,800,000      5.000%, 10/01/18  Series 2002 B MBIA Insured                   Aaa+/AAA++              1,900,944
              4,765,000      4.375%, 10/01/21  Series 2002 B MBIA Insured                   Aaa+/AAA++              4,839,048

                                                                                                            ------------------
                        Total Pollution Control Revenue Bonds                                                       6,739,992
                                                                                                            ------------------

                        Water and Sewer Revenue Bonds (8.9%)
                       -----------------------------------------------------------------

                        Bristol County, Rhode Island Water Authority
                750,000      5.250%, 07/01/17 Series 1997 A MBIA Insured                    Aaa+/AAA++                766,403
              1,000,000      3.500%, 12/01/13 Series 2004 Refdg. A MBIA Insured             Aaa+/AAA++                989,350
              1,000,000      3.500%, 12/01/14 Series 2004 Refdg. A MBIA Insured             Aaa+/AAA++                984,610

                        Kent County, Rhode Island Water Authority
                500,000      4.000%, 07/15/12  Series 2002 A MBIA Insured                   Aaa+/AAA++                510,070
              1,055,000      4.150%, 07/15/14  Series 2002 A MBIA Insured                   Aaa+/AAA++              1,078,906

                        Rhode Island Clean Water Protection Finance Agency
                300,000      5.400%, 10/01/09 1993 Ser. 1993 A MBIA Insured                 Aaa+/AAA++                315,969
                500,000      4.500%, 10/01/11 1993 Ser. 1993 B AMBAC Insured                Aaa+/AAA++                510,945
              1,000,000      5.125%, 10/01/11 Ser. 1999 C MBIA Insured                      Aaa+/AAA++              1,044,620
                500,000      4.600%, 10/01/13 Ser. A AMBAC Insured                          Aaa+/AAA++                512,915
                500,000      4.750%, 10/01/14 Ser. A AMBAC Insured                          Aaa+/AAA++                518,180
              1,250,000      5.400%, 10/01/15 Ser. A MBIA Insured                           Aaa+/AAA++              1,372,850
              2,000,000      4.750%, 10/01/18 Ser. A AMBAC Insured                          Aaa+/AAA++              2,054,960
                500,000      4.750%, 10/01/20 Ser. A AMBAC Insured                          Aaa+/AAA++                510,900

                        Rhode Island Water Resources Board Public Drinking Water
                             Protection
              1,500,000      4.000%, 03/01/14 MBIA Insured                                  Aaa+/AAA++              1,521,105
              1,000,000      4.250%, 03/01/15 MBIA Insured                                  Aaa+/AAA++              1,026,710

                                                                                                            ------------------
                        Total Water and Sewer Revenue Bonds                                                        13,718,493
                                                                                                            ------------------

                        Other Revenue Bonds (1.7%)
                       -----------------------------------------------------------------

                        State of Rhode Island Certificates of Participation,
                             Howard Center Improvements
                400,000      5.250%, 10/01/10 MBIA Insured                                  Aaa+/AAA++                410,468
                200,000      5.375%, 10/01/16 MBIA Insured                                  Aaa+/AAA++                205,418

                        State of Rhode Island Depositors Economic Protection Corp.
                300,000      5.800%, 08/01/09 Series 1993 B MBIA Insured                    Aaa+/AAA++                318,225
                500,000      6.000%, 08/01/17 Series 1992 B MBIA Insured                    Aaa+/AAA++                543,940
              1,045,000      5.250%, 08/01/21 Series 1993 B MBIA Insured ETM
                              (pre-refunded)                                                Aaa+/AAA++              1,115,161

                                                                                                            ------------------
                        Total Other Revenue Bonds                                                                   2,593,212
                                                                                                            ------------------

                        Total Revenue Bonds                                                                        85,707,002
                                                                                                            ------------------

                        Total Investments (cost $148,412,811*)                                         99.2%      152,707,452


                        Other assets less liabilities                                                   0.8        1,220,932
                                                                                                        ---------------------

                        Net Assets                                                                    100.0%  $   153,928,384
                                                                                                      ======
                                                                                                            ==================

                       * See note b.

                       Rating Services:
                       +Moody's Investors Service
                       ++Standard & Poor's
                       +++ Fitch
                       NR - Not rated by two of the three ratings services

                       Portfolio Distribution By Quality Rating (unaudited)

                       Aaa of Moody's or AAA of S&P or Fitch                                            100%


                            PORTFOLIO ABBREVIATIONS:

                       AMBAC    - American Municipal Bond Assurance Corp.
                       ETM      - Escrowed to Maturity
                       CIFG     - CIFG Assurance North America, Inc.
                       FGIC     - Financial Guaranty Insurance Co.
                       FSA      - Financial Security Assurance
                       MBIA     - Municipal Bond Investors Assurance
                       XLCA     - XL Capital Assurance



                  See accompanying notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                    NARRAGANSETT INSURED TAX-FREE INCOME FUND



(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $148,369,994 amounted to $4,337,458, which consisted of aggregate gross unrealized appreciation of $4,477,318 and aggregate gross unrealized depreciation of $139,860.





Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).




                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NARRAGANSETT INSURED TAX-FREE INCOME FUND



By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      President and Trustee
      November 27, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      President and Trustee
      November 27, 2006



By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Chief Financial Officer and Treasurer
	November 27, 2006